REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 65,831	$ 52,786
Other revenue	9,900	9,966
Revenue	75,731	62,752
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	306	246
Other revenue	0	0
Revenue	306	246
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenue	169	872
Revenue	169	872
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,041	3,757
Other revenue	539	328
Revenue	4,580	4,085
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,204	8,611
Other revenue	737	683
Revenue	11,941	9,294
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	44,558	35,599
Other revenue	1,694	1,562
Revenue	46,252	37,161
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,259	2,403
Other revenue	6,664	6,448
Revenue	9,923	8,851
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,463	2,170
Other revenue	97	73
Residential Development
Disaggregation of Revenue [Line Items]
Revenue	$ 2,560	$ 2,243